(Maintenance rights and lease premium, net) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights	$ 727,673	$ 794,798
Lease premium, net	10,554	14,817
Maintenance rights and lease premium, net	$ 738,227	$ 809,615